Shareholders' Equity (Tables)	12 Months Ended
Jul. 02, 2011
Stockholders Equity [Abstract]
Computation of basic and diluted earnings per share table

		2010
	2011	(53 Weeks)	2009
	(In thousands, except for share and per share data)
Numerator:
Net earnings	$1,152,030	$1,179,983	$1,055,948

Denominator:
Weighted-average basic shares outstanding	586,526,142	592,157,221	595,127,577
Dilutive effect of share-based awards	2,165,404	1,432,821	941,627

Weighted-average diluted shares outstanding	588,691,546	593,590,042	596,069,204

Basic earnings per share:	$1.96	$1.99	$1.77

Diluted earnings per share:	$1.96	$1.99	$1.77